UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniVest

            Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,490	$1,496,064
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	805	891,578
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,063,381

		6,451,023
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	1,045	1,050,204
Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (a)	1,685	1,605,805
California — 13.4%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	2,200	2,390,388
Sutter Health, Series B, 6.00%, 8/15/42	3,170	3,610,440
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	890	993,721
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	145	158,569
5.25%, 8/15/49	370	402,097
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (a)	1,495	1,521,895
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (a):
5.00%, 12/01/41	290	299,817
5.00%, 12/01/46	635	649,218

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$5,930	$6,537,054
5.25%, 5/15/39	800	866,176
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	427,032
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1, 5.13%, 6/01/47	2,165	2,013,493
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 8/01/42 (b)	2,000	625,600
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,525	2,858,073
6.50%, 4/01/33	14,925	16,579,287
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	867,031
Sub-Series I-1, 6.38%, 11/01/19 (c)	1,185	1,351,184
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	665	671,637

		42,822,712
Colorado — 0.4%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,060	1,130,013
Connecticut — 3.5%
Connecticut State Health & Educational Facility Authority, RB:
Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,467,757
Yale University, Series Z3, 5.05%, 7/01/42	6,000	6,097,740

.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University, Series G, 5.00%, 7/01/20 (c)	$3,385	$3,788,932

		11,354,429
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,209,352
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,165	1,264,002
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,207,356

		6,680,710
District of Columbia — 3.7%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 4/01/35	435	492,385
Georgetown University, 5.00%, 4/01/36	435	490,793
Georgetown University, 5.00%, 4/01/42	500	561,395
Kipp Charter School, Series A, 6.00%, 7/01/43	240	274,802
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road:
1st Senior Lien, Series A, 5.25%, 10/01/44	1,500	1,616,100
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/33 (b)	6,590	3,248,475
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	4,830	2,274,205
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (b)	6,515	2,886,471

		11,844,626
Florida — 3.1%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,340	1,441,090
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,165	1,283,224

Municipal Bonds	Par (000)	Value
Florida (continued)
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (c)	$3,015	$3,761,001
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	1,085	1,022,678
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	2,305	2,450,123

		9,958,116
Georgia — 1.6%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	600	675,882
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	515	591,256
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	130	140,517
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	3,465	3,726,053

		5,133,708
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,355	1,480,229
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	745	828,857
Illinois — 20.1%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,815	1,702,506
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,555	4,377,173
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	794	793,905
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (c)	5,865	6,976,359

2	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$1,050	$1,119,458
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien:
Project, 5.00%, 11/01/42	915	971,181
(AGM), 5.25%, 11/01/33	1,325	1,375,390
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	863,588
Illinois Finance Authority, RB, Advocate Health Care Network, Series D, 6.50%, 11/01/18 (c)	5,000	5,454,950
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,610	1,773,640
Presence Health Network, Series C, 4.00%, 2/15/41	1,425	1,183,306
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,615	2,872,734
Senior, Series C, 5.00%, 1/01/37	2,800	3,067,876
Series A, 5.00%, 1/01/38	1,980	2,176,277
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	4,315	4,500,847
Series B-2, 5.00%, 6/15/50	2,500	2,519,900
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	440	495,920
6.00%, 6/01/28	1,140	1,296,077
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	660	741,200
Series A (NPFGC), 6.70%, 11/01/21	4,030	4,571,551
Series C (NPFGC), 7.75%, 6/01/20	1,795	1,999,181
State of Illinois, GO:
5.00%, 2/01/39	1,540	1,529,836
Series A, 5.00%, 4/01/35	3,000	3,001,380
Series A, 5.00%, 4/01/38	3,640	3,606,912
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (c)	630	688,370

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	$810	$873,075
5.00%, 4/01/44	985	1,057,860
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	2,800	2,803,836

		64,394,288
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	790	931,600
7.00%, 1/01/44	1,905	2,268,817
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,687,573
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	450	465,700
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,430	1,455,926
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	405	417,899
Sisters of St. Francis Health Services, 5.25%, 11/01/39	840	906,108
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	2,795	3,023,743
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,270	1,407,566

		14,564,932
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	480	481,992
5.50%, 12/01/22	2,340	2,351,700
5.25%, 12/01/25	460	459,163
5.88%, 12/01/26 (a)	410	414,321

.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$1,095	$1,158,839

		4,866,015
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,054,003
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	1,200	969,084

		2,023,087
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,817,834
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,020	1,091,614
5.25%, 5/15/31	870	932,962
5.25%, 5/15/32	1,110	1,201,875
5.25%, 5/15/33	1,205	1,298,701
5.25%, 5/15/35	505	546,677

		8,889,663
Maryland — 1.3%
Maryland Community Development Administration, Refunding, HRB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,504,635
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	435	467,364
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	750	740,040
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	466,133

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB (continued):
University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22 (e)	$725	$841,573

		4,019,745
Massachusetts — 2.9%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	1,370	1,155,540
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,205	2,214,547
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	990	1,062,884
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.20%, 12/01/37	2,830	2,862,432
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	1,935	1,990,399

		9,285,802
Michigan — 5.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,425	4,769,973
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (c)	760	859,552
5.50%, 5/15/36	620	676,302
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	880	933,883
Henry Ford Health System, 4.00%, 11/15/46	1,420	1,357,946

4	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, McLaren Health Care, Series A, 5.75%, 5/15/18 (c)	$7,560	$8,009,896

		16,607,552
Minnesota — 0.4%
City of Rochester Minnesota Electric Utility Revenue, Refunding RB, Series A, 5.00%, 12/01/47 (f)	700	793,282
Minnesota Higher Education Facilities Authority, RB, Augsburg College, Series A, 5.00%, 5/01/46	615	649,311

		1,442,593
Mississippi — 1.5%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	3,000	3,487,890
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/19 (c)	1,065	1,175,068

		4,662,958
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	280,549
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	245	264,286

		544,835
Nebraska — 0.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	825	894,143
5.00%, 9/01/42	1,445	1,532,192

		2,426,335
New Jersey — 6.0%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,663,861

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Casino Reinvestment Development Authority, Refunding RB (continued):
5.25%, 11/01/44	$1,525	$1,498,618
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	1,085	1,068,411
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,955	2,057,305
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	2,240	2,438,419
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.38%, 10/01/28	150	154,581
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,985	2,177,902
Series E, 5.00%, 1/01/45	2,615	2,882,201
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,270	1,258,697
Transportation System, Series A, 5.50%, 6/15/41	1,635	1,669,858
Transportation System, Series B, 5.25%, 6/15/36	2,460	2,499,163

		19,369,016
New York — 15.5%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (AGM), 3.00%, 7/15/43	2,560	2,112,922
City of New York New York Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	255	255,043
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	7,155,935
Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	1,960	2,190,927
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	1,800	1,865,520

.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	$1,960	$1,858,178
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18 (c)	580	635,726
6.50%, 11/15/18 (c)	7,015	7,689,001
6.50%, 11/15/28	1,810	1,979,235
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,045	1,119,279
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,987,452
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,220	1,329,824
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (a)	2,860	2,978,633
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (a)	340	361,665
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	850	913,725
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,790	2,041,334
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,313,934
6.00%, 12/01/42	1,250	1,406,250

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester County Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	$400	$400,564

		49,595,147
North Carolina — 0.8%
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	595	655,071
Carolina Village Project, 6.00%, 4/01/38	2,000	2,040,920

		2,695,991
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	4,000	3,655,000
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	660	723,967
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	441,764
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	275	288,860

		5,109,591
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	635	676,700
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	2,038,346
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	850	896,997

6	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	$1,035	$1,091,625
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,209,721

		5,913,389
Rhode Island — 2.0%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	820	858,630
Series B, 4.50%, 6/01/45	2,645	2,499,181
Series B, 5.00%, 6/01/50	2,945	2,950,773

		6,308,584
South Carolina — 4.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	3,280	3,575,265
AMT, 5.25%, 7/01/55	1,295	1,400,724
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	6,960,225
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,135	3,433,797

		15,370,011
Tennessee — 0.6%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	995	1,035,447
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	690	752,728

		1,788,175
Texas — 7.5%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/21 (c)	2,140	2,515,399

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB:
5.00%, 10/01/20 (c)	$235	$264,276
5.00%, 10/01/35	275	304,098
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	965	1,011,909
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	745	842,774
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (c)	455	571,707
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	2,000	2,218,520
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,017,130
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	1,255	1,267,111
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier System, 6.25%, 1/01/19 (c)	5,690	6,235,045
1st Tier System, 6.25%, 1/01/39	1,310	1,415,953
5.00%, 1/01/38	925	1,016,834
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	2,000	2,287,340
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	3,137,803

		24,105,899
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,780	2,947,801

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds	Par (000)	Value
Virginia — 2.5%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc. (c):
5.13%, 10/01/17	$500	$514,190
5.13%, 10/01/17	3,440	3,537,627
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,615	1,729,439
6.00%, 1/01/37	1,940	2,173,285

		7,954,541
Washington — 2.3%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	755	825,230
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,290	2,554,060
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	3,700	3,939,982

		7,319,272
Wisconsin — 3.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/19 (c)	7,100	7,852,529
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,672,331
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,810	1,811,358

		12,336,218
Total Municipal Bonds - 123.4%		394,881,872

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,680	1,716,742

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
California — 7.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	$3,271	$3,583,995
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (c)(h)	2,610	2,795,545
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (c)	9,480	10,466,015
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (c)	2,290	2,338,731
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No.2, Series A, 5.00%, 10/01/47	3,075	3,479,040
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (c)	1,077	1,184,041

		23,847,367
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (h)	2,129	2,211,632
Florida — 2.0%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	5,679	6,252,533
Illinois — 1.0%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (c)	2,999	3,123,705
Maryland — 0.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	2,290	2,395,157
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,539,091

.

8	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (c)(h)	$2,009	$2,194,949
New York — 8.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD:
5.00%, 6/15/18 (c)	927	971,276
5.00%, 6/15/37	5,372	5,627,064
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	1,575	1,720,026
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	1,610	1,822,145
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	6,440	5,344,032
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)		7,329,940
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,595	2,943,301

		25,757,784
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,857,989
Ohio — 5.4%
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,478,696

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Ohio (continued)
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	$13,843	$14,765,453

		17,244,149
Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Series 2017, 5.50%, 12/01/42	2,340	2,667,857
South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A (c)(h):
5.50%, 1/01/19	398	430,912
5.50%, 1/01/19	4,603	4,982,562

		5,413,474
Texas — 2.8%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,520	2,810,984
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,782,330
Texas Department of Housing & Community Affairs, RB, S/F Mortgage, Series B, AMT, 5.25%, 9/01/32	398	398,530
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,831	2,054,126

		9,045,970
Washington — 5.4%
Central Puget Sound Regional Transit Authority, RB, Series A (c):
5.00%, 11/01/17	4,500	4,639,365
5.00%, 11/01/17	4,500	4,639,365
(AGM), 5.00%, 11/01/17	7,693	7,931,714

		17,210,444
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	2,499	2,628,582

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

		Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 39.7%		$127,107,425
Total Long-Term Investments (Cost — $488,489,567) — 163.1%		521,989,297

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (i)(j)	4,296,045	4,296,474
Total Short-Term Securities (Cost — $4,296,045) — 1.3%		4,296,474

Value
Total Investments (Cost — $492,785,612) — 164.4%	$526,285,771
Other Assets Less Liabilities — 1.3%	4,174,560
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.0)%	(70,355,545)
VMTP Shares, at Liquidation Value — (43.7)%	(140,000,000)

Net Assets Applicable to Common Shares — 100.0%	$320,104,786

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$422,730,740

Gross unrealized appreciation	$36,529,990
Gross unrealized depreciation	(3,220,997)

Net unrealized appreciation	$33,308,993

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	When-issued security.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2017 and November 15, 2019, is $13,391,469.

(i)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,981,652	2,314,393	4,296,045	$4,296,474	$10,024	$(162)	$429

(j)	Current yield as of period end.

10	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(45)	5-Year U.S. Treasury Note	March 2017	$5,304,023	$ (19,064)
(66)	10-Year U.S. Treasury Note	March 2017	$8,214,938	(40,634)
(54)	Long U.S. Treasury Bond	March 2017	$8,145,562	(49,425)
(12)	Ultra U.S. Treasury Bond	March 2017	$1,928,250	(16,498)
Total				$ (125,621)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$521,989,297	—	$521,989,297
Short-Term Securities	$4,296,474	—	—	4,296,474
Total	$4,296,474	$521,989,297	—	$526,285,771

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(125,621)	—	—	$(125,621)

[1]	See above Schedule of Investments for values in each state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

12	BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(70,246,038)	—	$(70,246,038)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)
Total	—	$(210,246,038)	—	$(210,246,038)

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK MUNIVEST FUND II, INC.	JANUARY 31, 2017	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniVest Fund II, Inc.

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniVest Fund II, Inc.

Date: March 23, 2017